RELATED PARTY TRANSACTIONS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013 Mr Hastings [Member]	Dec. 31, 2012 Mr Hastings [Member]	Feb. 28, 2013 Encompass and Seismic Management LLP [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt				$ 53
Asset acquired						1,000
Reimbursement Of Expenses					1,100
Unreimbursed Expenses					302
Due to Related Parties, Current					109
Payments for Rent	$ 1,326	$ 1,692	$ 1,477